Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,999,310.00
Previously Paid Amount	0.00
Total Fee Amount	2,071.40
Total Offset Amount	0.00
Net Fee	2,071.40
Narrative - Max Aggregate Offering Price	$ 14,999,310.00
Final Prospectus	true